Related parties (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Summary of Compensation to Key Management Personnel

Key management personnel compensation

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
	€	€	€	€
Short term employee benefits	1,092,741	771,241	2,176,182	1,520,406
Post employee benefits	43,090	33,177	93,521	78,559
Share-based payments	1,699,794	954,796	3,224,788	2,175,098
Total	2,835,625	1,759,214	5,494,491	3,774,063